STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (56)	$ (17)	$ (5)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Change in unrealized gains (losses), net of reclassification adjustment	2	(12)	9
Total other comprehensive income (loss), net of income taxes	2	(12)	9
Comprehensive Income (Loss)	$ (54)	$ (29)	$ 4